Certain Relationships and Related Transactions (Details Narrative) - USD ($)	Mar. 02, 2020	Apr. 15, 2019	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants to purchase common stock			95,500
Taglich Brothers, Inc.[Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to private placement	$ 440,000
Number of warrants to purchase common stock	95,500
Warrants exercise price, per share	$ 4.00
2020 Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Description	We issued and sold (i) shares of common stock, at a price of $
Shares Issued, Price Per Share	$ 4.00
Equity, beneficial ownership, description	William M. Cooke, a director of Intellinetics, is the Vice President of Investment Banking at Taglich Brothers, Inc. Robert F. Taglich and Michael N. Taglich, each beneficial owners of more than 5% of our common stock, are also both principals of Taglich Brothers, Inc.
2020 Private Placement [Member] | Taglich Brothers, Inc.[Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Commission percentage	8.00%
Share sold percentage	10.00%
Stock Issued During Period, Shares, Other	35,250
Debt Instrument, Convertible, Conversion Price	$ 4.00
Original principal amount, percentage	3.00%
Engagement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment of success fee		$ 300,000